Share-Based Payments - Summary of Valuations of Options Approved and Granted (Details) - $ / shares		12 Months Ended
	Mar. 18, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Expected Volatility	66.88%
Dividend Yield	0.00%
Risk Free Interest Rate	1.24%
Series 76
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)		$ 1.03
Share price at acceptance date		$ 0.99
Expected Volatility		65.37%
Expected life after factoring		6 years 3 months 18 days
Dividend Yield		0.00%
Risk Free Interest Rate		3.38%
Series 77
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)		$ 1.01
Share price at acceptance date		$ 0.99
Expected Volatility		65.37%
Expected life after factoring		5 years 10 months 24 days
Dividend Yield		0.00%
Risk Free Interest Rate		3.38%
Series 78
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)		$ 0.85
Share price at acceptance date		$ 0.99
Expected Volatility		65.37%
Expected life after factoring		6 years 1 month 6 days
Dividend Yield		0.00%
Risk Free Interest Rate		3.38%
Series 79
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)		$ 1.13
Share price at acceptance date		$ 1.04
Expected Volatility		65.43%
Expected life after factoring		6 years 2 months 12 days
Dividend Yield		0.00%
Risk Free Interest Rate		3.11%
Series79 A
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)		$ 1.03
Share price at acceptance date		$ 1.18
Expected Volatility		65.04%
Expected life after factoring		5 years 9 months 18 days
Dividend Yield		0.00%
Risk Free Interest Rate		3.88%
Series 79 B
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)		$ 1.13
Share price at acceptance date		$ 0.97
Expected Volatility		65.29%
Expected life after factoring		6 years
Dividend Yield		0.00%
Risk Free Interest Rate		2.99%
Series 79 C
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)		$ 1.03
Share price at acceptance date		$ 0.99
Expected Volatility		65.37%
Expected life after factoring		6 years 3 months 18 days
Dividend Yield		0.00%
Risk Free Interest Rate		3.38%
Series 79 D
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)		$ 1.03
Share price at acceptance date		$ 1.15
Expected Volatility		64.98%
Expected life after factoring		5 years 8 months 12 days
Dividend Yield		0.00%
Risk Free Interest Rate		4.19%
Series 80
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)		$ 0.93
Share price at acceptance date		$ 0.95
Expected Volatility		65.35%
Expected life after factoring		6 years 1 month 6 days
Dividend Yield		0.00%
Risk Free Interest Rate		3.35%
Series 81
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)		$ 4.60
Share price at acceptance date		$ 0.95
Expected Volatility		65.35%
Expected life after factoring		4 years 7 months 6 days
Dividend Yield		0.00%
Risk Free Interest Rate		3.35%
Series 82
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)		$ 1.12
Share price at acceptance date		$ 0.89
Expected Volatility		65.31%
Expected life after factoring		6 years 3 months 18 days
Dividend Yield		0.00%
Risk Free Interest Rate		3.70%
Series 83
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)		$ 1.03
Share price at acceptance date		$ 0.97
Expected Volatility		65.17%
Expected life after factoring		6 years 4 months 24 days
Dividend Yield		0.00%
Risk Free Interest Rate		2.90%
Series 72
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)			$ 2.28
Share price at acceptance date			$ 1.94
Expected Volatility			66.62%
Expected life after factoring			6 years 3 months 18 days
Dividend Yield			0.00%
Risk Free Interest Rate			0.69%
Series 74
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)			$ 1.95
Share price at acceptance date			$ 1.69
Expected Volatility			65.85%
Expected life after factoring			6 years 2 months 12 days
Dividend Yield			0.00%
Risk Free Interest Rate			1.31%
Series 74a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)			$ 1.77
Share price at acceptance date			$ 0.93
Expected Volatility			65.41%
Expected life after factoring			5 years 3 months 18 days
Dividend Yield			0.00%
Risk Free Interest Rate			3.55%
Series 74b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)			$ 1.77
Share price at acceptance date			$ 0.93
Expected Volatility			65.41%
Expected life after factoring			5 years 3 months 18 days
Dividend Yield			0.00%
Risk Free Interest Rate			3.55%
Series 74c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)			$ 1.77
Share price at acceptance date			$ 1.16
Expected Volatility			65.89%
Expected life after factoring			5 years 10 months 24 days
Dividend Yield			0.00%
Risk Free Interest Rate			1.91%
Series 75
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)			$ 1.42
Share price at acceptance date			$ 1.21
Expected Volatility			65.98%
Expected life after factoring			6 years 1 month 6 days
Dividend Yield			0.00%
Risk Free Interest Rate			2.18%
Series 61
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)				$ 2.51
Share price at acceptance date				$ 3.60
Expected Volatility				60.95%
Expected life after factoring				6 years 1 month 6 days
Dividend Yield				0.00%
Risk Free Interest Rate				0.44%
Series 63
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)				$ 4.02
Share price at acceptance date				$ 2.21
Expected Volatility				66.74%
Expected life after factoring				5 years 6 months
Dividend Yield				0.00%
Risk Free Interest Rate				0.65%
Series 63a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)				$ 3.65
Share price at acceptance date				$ 2.03
Expected Volatility				66.45%
Expected life after factoring				5 years 3 months 18 days
Dividend Yield				0.00%
Risk Free Interest Rate				0.72%
Series 64
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)				$ 3.75
Share price at acceptance date				$ 3.60
Expected Volatility				60.95%
Expected life after factoring				6 years 3 months 18 days
Dividend Yield				0.00%
Risk Free Interest Rate				0.44%
Series 64a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)				$ 3.41
Share price at acceptance date				$ 2.03
Expected Volatility				66.45%
Expected life after factoring				5 years 6 months
Dividend Yield				0.00%
Risk Free Interest Rate				0.72%
Series 64b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)				$ 3.41
Share price at acceptance date				$ 2.09
Expected Volatility				66.48%
Expected life after factoring				5 years 6 months
Dividend Yield				0.00%
Risk Free Interest Rate				0.77%
Series 64c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)				$ 3.41
Share price at acceptance date				$ 4.12
Expected Volatility				65.36%
Expected life after factoring				6 years
Dividend Yield				0.00%
Risk Free Interest Rate				0.30%
Series 64d
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)				$ 3.41
Share price at acceptance date				$ 0.65
Expected Volatility				65.55%
Expected life after factoring				4 years 7 months 6 days
Dividend Yield				0.00%
Risk Free Interest Rate				3.36%
Series 64e
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)				$ 3.41
Share price at acceptance date				$ 2.03
Expected Volatility				66.45%
Expected life after factoring				5 years 6 months
Dividend Yield				0.00%
Risk Free Interest Rate				0.72%
Series 65
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)				$ 5.76
Share price at acceptance date				$ 5.02
Expected Volatility				63.16%
Expected life after factoring				6 years 3 months 18 days
Dividend Yield				0.00%
Risk Free Interest Rate				0.34%
Series 66
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)				$ 4.78
Share price at acceptance date				$ 3.24
Expected Volatility				65.17%
Expected life after factoring				6 years 3 months 18 days
Dividend Yield				0.00%
Risk Free Interest Rate				0.27%
Series 67
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)				$ 3.84
Share price at acceptance date				$ 3.22
Expected Volatility				65.06%
Expected life after factoring				6 years 3 months 18 days
Dividend Yield				0.00%
Risk Free Interest Rate				0.30%
Series 68
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)				$ 3.60
Share price at acceptance date				$ 2.38
Expected Volatility				67.22%
Expected life after factoring				6 years 3 months 18 days
Dividend Yield				0.00%
Risk Free Interest Rate				0.35%
Series 69
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)				$ 3.60
Share price at acceptance date				$ 2.38
Expected Volatility				67.22%
Expected life after factoring				6 years 3 months 18 days
Dividend Yield				0.00%
Risk Free Interest Rate				0.35%
Series 71
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)				$ 2.67
Share price at acceptance date				$ 2.35
Expected Volatility				66.81%
Expected life after factoring				6 years 2 months 12 days
Dividend Yield				0.00%
Risk Free Interest Rate				0.66%
Series 73
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)				$ 0
Share price at acceptance date				$ 2.09
Expected Volatility				66.48%
Expected life after factoring				2 months 12 days
Dividend Yield				0.00%
Risk Free Interest Rate				0.77%